Financial Instruments - Summary of Fixed Interest Rate Swaps Predesignated Cash Flow Hedges (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - USD ($)
$ in Millions
	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023		Dec. 31, 2023		Mar. 31, 2023		Mar. 31, 2022
Derivative [Line Items]
Notional Amount							$ 1,700.0
Interest Rate Swaption [Member]
Derivative [Line Items]
Notional Amount	$ 1,700.0		$ 1,700.0		$ 1,700.0
Interest Rate Swaption [Member] | Tranche One [Member]
Derivative [Line Items]
Effective Date	May 23, 2018		May 23, 2018		May 23, 2018
Notional Amount	$ 300.0		$ 300.0		$ 300.0
Fixed Rate Received	2.915%		2.915%		2.915%
Maturity Date	Mar. 24, 2025		Mar. 24, 2025		Mar. 24, 2025
Interest Rate Swaption [Member] | Tranche Two [Member]
Derivative [Line Items]
Effective Date	May 23, 2018		May 23, 2018		May 23, 2018
Notional Amount	$ 700.0		$ 700.0		$ 700.0
Fixed Rate Received	2.915%		2.915%		2.915%
Maturity Date	Mar. 24, 2025	[1]	Mar. 24, 2025	[1]	Mar. 24, 2025	[2]
Interest Rate Swaption [Member] | Tranche Three [Member]
Derivative [Line Items]
Effective Date	Jun. 25, 2018		Jun. 25, 2018		Jun. 25, 2018
Notional Amount	$ 200.0		$ 200.0		$ 200.0
Fixed Rate Received	2.723%		2.723%		2.723%
Maturity Date	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]	Mar. 23, 2025	[2]
Interest Rate Swaption [Member] | Tranche Four [Member]
Derivative [Line Items]
Effective Date	Jul. 31, 2018		Jul. 31, 2018		Jul. 31, 2018
Notional Amount	$ 300.0		$ 300.0		$ 300.0
Fixed Rate Received	2.885%		2.885%		2.885%
Maturity Date	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]	Mar. 23, 2025	[2]
Interest Rate Swaption [Member] | Tranche Five [Member]
Derivative [Line Items]
Effective Date	Dec. 24, 2018		Dec. 24, 2018		Dec. 24, 2018
Notional Amount	$ 50.0		$ 50.0		$ 50.0
Fixed Rate Received	2.744%		2.744%		2.744%
Maturity Date	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]	Mar. 23, 2025	[2]
Interest Rate Swaption [Member] | Tranche Six [Member]
Derivative [Line Items]
Effective Date	Dec. 24, 2018		Dec. 24, 2018		Dec. 24, 2018
Notional Amount	$ 100.0		$ 100.0		$ 100.0
Fixed Rate Received	2.808%		2.808%		2.808%
Maturity Date	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]	Mar. 23, 2025	[2]
Interest Rate Swaption [Member] | Tranche Seven [Member]
Derivative [Line Items]
Effective Date	Dec. 24, 2018		Dec. 24, 2018		Dec. 24, 2018
Notional Amount	$ 50.0		$ 50.0		$ 50.0
Fixed Rate Received	2.728%		2.728%		2.728%
Maturity Date	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]	Mar. 23, 2025	[2]

[1]	Represents the “Re-designated Swaps” as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.
[2]	Represents the Re-designated Swaps as described in the May 2022 Transactions section above that were previously not designated cash flow hedges at March 31, 2022.